Maturity analysis of assets, liabilities and off-balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of maturity analysis of assets, liabilities and off-balance sheet commitments
HSBC

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	162,843	—	—	—	—	—	—	—	162,843
Items in the course of collection from other banks	5,787	—	—	—	—	—	—	—	5,787
Hong Kong Government certificates of indebtedness	35,859	—	—	—	—	—	—	—	35,859
Trading assets	235,443	264	707	744	104	197	671	—	238,130
Financial assets designated or otherwise mandatorily measured at fair value	7,743	49	371	145	334	918	2,415	29,136	41,111
Derivatives	206,925	15	57	79	18	69	328	334	207,825
Loans and advances to banks	40,114	10,421	3,486	2,004	3,282	7,158	4,508	1,194	72,167
Loans and advances to customers	178,613	72,072	58,680	38,394	37,333	101,267	219,841	275,496	981,696
– personal	41,967	8,736	8,237	7,581	7,240	24,942	63,061	229,626	391,390
– corporate and commercial	118,294	58,623	45,918	27,001	25,597	67,093	143,959	42,540	529,025
– financial	18,352	4,713	4,525	3,812	4,496	9,232	12,821	3,330	61,281
Reverse repurchase agreements – non-trading	172,795	41,084	13,308	5,763	3,574	5,253	1,027	—	242,804
Financial investments	40,421	58,731	30,464	15,707	15,357	41,866	92,846	112,041	407,433
Accrued income and other financial assets	62,067	6,893	2,403	561	307	349	731	2,237	75,548
Financial assets at 31 Dec 2018	1,148,610	189,529	109,476	63,397	60,309	157,077	322,367	420,438	2,471,203
Non-financial assets	—	—	—	—	—	—	—	86,921	86,921
Total assets at 31 Dec 2018	1,148,610	189,529	109,476	63,397	60,309	157,077	322,367	507,359	2,558,124
Off-balance sheet commitments received
Loan and other credit-related commitments	73,464	—	—	—	1	3	98	656	74,222
Financial liabilities
Hong Kong currency notes in circulation	35,859	—	—	—	—	—	—	—	35,859
Deposits by banks	42,406	3,457	1,043	784	542	5,558	1,655	886	56,331
Customer accounts[1]	1,225,919	66,990	31,315	17,218	13,760	4,122	3,194	125	1,362,643
– personal	612,325	38,132	21,218	11,483	8,282	2,853	2,623	53	696,969
– corporate and commercial	457,661	22,922	8,029	4,599	4,317	1,092	509	29	499,158
– financial	155,933	5,936	2,068	1,136	1,161	177	62	43	166,516
Repurchase agreements – non-trading	154,383	8,140	1,750	629	73	408	501	—	165,884
Items in the course of transmission to other banks	5,641	—	—	—	—	—	—	—	5,641
Trading liabilities[2]	82,867	251	326	633	81	235	36	2	84,431
Financial liabilities designated at fair value[2]	3,813	4,476	6,878	3,076	3,481	12,545	53,615	60,621	148,505
– debt securities in issue: covered bonds	—	—	205	—	—	1,190	2,721	1,137	5,253
– debt securities in issue: unsecured	981	1,562	2,659	2,290	2,353	9,143	47,443	37,633	104,064
– subordinated liabilities and preferred securities	—	—	2,125	—	—	—	—	12,568	14,693
– other	2,832	2,914	1,889	786	1,128	2,212	3,451	9,283	24,495
Derivatives	203,962	62	135	191	144	560	159	622	205,835
Debt securities in issue	6,777	11,194	12,556	8,075	3,330	10,670	19,713	13,027	85,342
– covered bonds	—	—	—	—	—	—	748	—	748
– otherwise secured	2,166	1,100	30	—	—	394	944	1,412	6,046
– unsecured	4,611	10,094	12,526	8,075	3,330	10,276	18,021	11,615	78,548
Accruals and other financial liabilities	69,958	8,986	3,296	659	1,269	885	1,027	1,300	87,380
Subordinated liabilities	6	89	3	—	—	1,996	1,384	18,959	22,437
Total financial liabilities at 31 Dec 2018	1,831,591	103,645	57,302	31,265	22,680	36,979	81,284	95,542	2,260,288
Non-financial liabilities	—	—	—	—	—	—	—	103,587	103,587
Total liabilities at 31 Dec 2018	1,831,591	103,645	57,302	31,265	22,680	36,979	81,284	199,129	2,363,875
Off-balance sheet commitments given
Loan and other credit-related commitments	769,311	5,281	941	1,972	1,257	361	731	412	780,266
– personal	203,622	974	59	32	201	280	556	331	206,055
– corporate and commercial	441,199	2,694	799	1,895	974	34	150	73	447,818
– financial	124,490	1,613	83	45	82	47	25	8	126,393

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	180,624	—	—	—	—	—	—	—	180,624
Items in the course of collection from other banks	6,628	—	—	—	—	—	—	—	6,628
Hong Kong Government certificates of indebtedness	34,186	—	—	—	—	—	—	—	34,186
Trading assets	284,781	1,432	642	—	1,140	—	—	—	287,995
Financial assets designated at fair value	612	93	230	162	197	556	2,068	25,546	29,464
Derivatives	218,103	162	97	124	42	234	592	464	219,818
Loans and advances to banks	61,968	10,665	4,212	2,344	1,502	5,799	2,491	1,412	90,393
Loans and advances to customers	195,577	65,469	49,860	34,107	37,176	93,065	218,784	268,926	962,964
– personal	42,593	9,126	8,483	7,441	7,492	23,552	61,238	214,837	374,762
– corporate and commercial	124,669	50,532	36,046	22,932	26,577	61,785	144,451	49,762	516,754
– financial	28,315	5,811	5,331	3,734	3,107	7,728	13,095	4,327	71,448
Reverse repurchase agreements – non-trading	144,244	30,289	7,951	2,194	3,960	1,072	4,598	7,245	201,553
Financial investments	31,981	51,487	31,634	13,446	17,647	40,582	90,366	111,933	389,076
Accrued income and other financial assets	19,259	5,795	2,050	358	411	652	513	2,046	31,084
Financial assets at 31 Dec 2017	1,177,963	165,392	96,676	52,735	62,075	141,960	319,412	417,572	2,433,785
Non-financial assets	—	—	—	—	—	—	—	87,986	87,986
Total assets at 31 Dec 2017	1,177,963	165,392	96,676	52,735	62,075	141,960	319,412	505,558	2,521,771
Off-balance sheet commitments received
Loan and other credit-related commitments[3]	36,200	—	—	—	—	—	—	—	36,200
Financial liabilities
Hong Kong currency notes in circulation	34,186	—	—	—	—	—	—	—	34,186
Deposits by banks	56,829	1,961	1,097	616	157	361	7,393	1,508	69,922
Customer accounts[1]	1,269,003	44,129	21,596	11,570	10,757	4,527	2,257	623	1,364,462
– personal	648,040	22,938	13,489	6,810	5,727	2,753	1,557	119	701,433
– corporate and commercial	458,937	16,496	6,983	3,712	3,970	1,705	641	451	492,895
– financial	162,026	4,695	1,124	1,048	1,060	69	59	53	170,134
Repurchase agreements – non-trading	113,208	14,042	1,592	160	—	—	1,000	—	130,002
Items in the course of transmission to other banks	6,850	—	—	—	—	—	—	—	6,850
Trading liabilities	145,028	2,026	2,177	2,130	3,077	5,038	12,814	12,071	184,361
Financial liabilities designated at fair value	80	281	2,094	271	2,798	4,215	22,468	62,222	94,429
– debt securities in issue: covered bonds	—	—	—	209	—	212	2,494	1,654	4,569
– debt securities in issue: unsecured	55	95	2,087	62	2,797	1,654	19,505	33,535	59,790
– subordinated liabilities and preferred securities	—	—	—	—	—	2,349	459	21,482	24,290
– other	25	186	7	—	1	—	10	5,551	5,780
Derivatives	213,011	79	141	140	202	504	1,107	1,637	216,821
Debt securities in issue	6,081	6,295	5,228	5,795	9,240	6,725	22,767	2,415	64,546
– covered bonds	—	—	—	—	1	3	10	34	48
– otherwise secured	3,479	4	—	—	1,000	1,100	914	1,193	7,690
– unsecured	2,602	6,291	5,228	5,795	8,239	5,622	21,843	1,188	56,808
Accruals and other financial liabilities	18,009	9,547	2,798	749	717	1,007	1,569	938	35,334
Subordinated liabilities	—	1,918	73	36	132	273	3,595	13,799	19,826
Total financial liabilities at 31 Dec 2017	1,862,285	80,278	36,796	21,467	27,080	22,650	74,970	95,213	2,220,739
Non-financial liabilities	—	—	—	—	—	—	—	103,161	103,161
Total liabilities at 31 Dec 2017	1,862,285	80,278	36,796	21,467	27,080	22,650	74,970	198,374	2,323,900
Off-balance sheet commitments given
Loan and other credit-related commitments[3]	669,485	39,192	3,812	2,103	4,686	3,436	4,423	2,349	729,486
– personal	187,545	2,001	340	343	1,583	1,033	952	513	194,310
– corporate and commercial	388,778	32,011	2,782	1,322	2,309	2,403	2,804	1,716	434,125
– financial	93,162	5,180	690	438	794	—	667	120	101,051

1	‘Customer accounts’ includes $364,729m (2017: $386,417m) insured by guarantee schemes.

2	Structured liabilities have moved from ’Trading liabilities’ to ‘Financial liabilities designated at fair value’. Comparatives have not been restated. See Note 37 for further detail.

3
31 December 2017 balances have been restated to include $44bn of loan commitments given (unsettled reverse repurchase agreements) and $30bn of loan commitments received (unsettled repurchase agreements) not previously identified for disclosure. The $30bn of loan commitments received are reported within ‘Due not more than 1 month’.

HSBC Holdings

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	3,509	—	—	—	—	—	—	—	3,509
Derivatives	540	—	—	—	—	—	—	167	707
Loans and advances to HSBC undertakings	3,052	11,563	158	968	1	—	14,062	26,340	56,144
Loans and advances to HSBC undertakings designated and otherwise mandatorily measured at fair value	—	—	—	—	—	—	8,116	15,397	23,513
Financial investments in HSBC undertakings	—	—	—	—	—	—	—	—	—
Accrued income and other financial assets	33	27	—	—	—	—		—	60
Total financial assets at 31 Dec 2018	7,134	11,590	158	968	1	—	22,178	41,904	83,933
Non-financial assets	—	—	—	—	—	—	—	161,248	161,248
Total assets at 31 Dec 2018	7,134	11,590	158	968	1	—	22,178	203,152	245,181
Financial liabilities
Amounts owed to HSBC undertakings	—	949	—	—	—	—	—	—	949
Financial liabilities designated at fair value	—	—	2,125	—	—	—	12,306	10,618	25,049
– debt securities in issue	—	—	—	—	—	—	12,306	5,461	17,767
– subordinated liabilities and preferred securities	—	—	2,125	—	—	—	—	5,157	7,282
Derivatives	1,321	—	—	—	—	—	339	499	2,159
Debt securities in issue	—	—	—	—	—	—	23,770	27,030	50,800
Accruals and other financial liabilities	319	353	188	36	5	—	—	41	942
Subordinated liabilities	—	—		—	—	—	—	17,715	17,715
31 Dec 2018	1,640	1,302	2,313	36	5	—	36,415	55,903	97,614
Non-financial liabilities	—	—	—	—	—	—	—	214	214
Total liabilities at 31 Dec 2018	1,640	1,302	2,313	36	5	—	36,415	56,117	97,828
Off-balance sheet commitments given
Undrawn formal standby facilities, credit lines and other commitments to lend	—	—	—	—	—	—	—	—	—

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	1,985	—	—	—	—	—	—	—	1,985
Derivatives	1,952	—	—	—	—	80	—	356	2,388
Loans and advances to HSBC undertakings	4,861	13,039	3,145	5	2	1,134	29,560	24,881	76,627
Loans and advances to HSBC undertakings designated at fair value	—	—	—	—	—	—	2,411	9,533	11,944
Financial investments in HSBC undertakings	17	3	—	—	—	—	1,798	2,446	4,264
Accrued income and other financial assets	—	4	—	—	—	—	—	123	127
Total financial assets at 31 Dec 2017	8,815	13,046	3,145	5	2	1,214	33,769	37,339	97,335
Non-financial assets	—	—	—	—	—	—	—	94,399	94,399
Total assets at 31 Dec 2017	8,815	13,046	3,145	5	2	1,214	33,769	131,738	191,734
Financial liabilities
Amounts owed to HSBC undertakings	120	2,405	46	—	—	—	—	—	2,571
Financial liabilities designated at fair value	—	—	—	—	—	2,349	11,491	17,050	30,890
– debt securities in issue	—	—	—	—	—	—	11,491	6,005	17,496
– subordinated liabilities and preferred securities	—	—	—	—	—	2,349	—	11,045	13,394
Derivatives	2,008	—	—	—	—	110	183	781	3,082
Debt securities in issue	—	—	—	—	1,081	—	10,354	22,823	34,258
Accruals and other financial liabilities	439	395	157	39	7	3	1	11	1,052
Subordinated liabilities	—	1,918	—	—	—	—	—	13,959	15,877
Total financial liabilities at 31 Dec 2017	2,567	4,718	203	39	1,088	2,462	22,029	54,624	87,730
Non-financial liabilities	—	—	—	—	—	—	—	217	217
Total liabilities at 31 Dec 2017	2,567	4,718	203	39	1,088	2,462	22,029	54,841	87,947
Off-balance sheet commitments given
Undrawn formal standby facilities, credit lines and other commitments to lend	—	—	—	—	—	—	—	—	—